Investment Objectives and Goals - Innovator International Developed Power Buffer ETF - November	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the price return of the iShares MSCI EAFE ETF, up to the upside cap of 18.86% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI EAFE ETF losses, over the period from November 1, 2025 to October 31, 2026.